Financial Instruments (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Financial Instruments [Abstract]
Working Capital	$ 29,318,794
1% strengthening (weakening) of the USD against the CAD would have increased (decreased) net income	4,700
1% strengthening (weakening) of the Bolivianos against the USD would have increased (decreased) net income	7,300
Trade and other receivables	$ 3,193,926	$ 343,608
Increase (decrease) in the market price of the securities held	10.00%
Increase (decrease) to net income	$ 50,000